                               Investment Adviser
                           OLDE Asset Management, Inc.

                              Principal Underwriter
                       H&R Block Financial Advisors, Inc.

                                    Custodian
                              The Bank of New York

                              Independent Auditors
                                Ernst & Young LLP

                                 Transfer Agent
                       H&R Block Financial Advisors, Inc.

For information regarding your account, telephone your local H&R Block Financial Advisors branch office or H&R Block Financial Advisors Customer Service at 1-800-235-3100.

This report is authorized for use by nonshareholders only when accompanied or preceded by a current prospectus of OLDE Custodian Fund.

                                [H&R BLOCK LOGO]

                                    H&R BLOCK
                               financial advisors

                       H&R Block Financial Advisors, Inc.
                    751 Griswold St., Detroit, MI 48226-3274
                               Member NYSE & SIPC

           6/01 - 81625 - (c)2001 H&R Block Financial Advisors, Inc.



                                [H&R BLOCK LOGO]

                                    H&R BLOCK
                               financial advisors


                              OLDE Custodian Fund


                            OLDE Money Market Series
                        OLDE Premium Money Market Series
                      OLDE Premium Plus Money Market Series



                                Semiannual Report
                                   (Unaudited)
                                 April 30, 2001

                                   [TOP LOGO]
                              OLDE CUSTODIAN FUND

                                            June 1, 2001

Dear Shareholder,

     We are pleased to present the Semi-Annual Report for the period ending April 30, 2001, for OLDE Custodian Fund. The Fund consists of OLDE Money Market Series, OLDE Premium Money Market Series, and OLDE Premium Plus Money Market Series. This report contains unaudited schedules of investments and financial statements for all three series.

     The past six months have been marked by concerns over a possible recession and an aggressive Federal Reserve Board determined to prevent one. The final quarter of 2000 produced Gross Domestic Product (GDP) growth below 3.5%. During the past four years, the economy enjoyed fourth quarter year-over-year GDP growth in excess of four percent. Economic expectations have deteriorated, however, with employee layoff announcements and forecasts of declining production. First quarter numbers confirmed reduced expectations as GDP growth was reported at a revised 1.3%.

     The Federal Reserve Board, in an attempt to maintain a level of manageable and sustainable economic growth, has aggressively shifted its short-term interest rate policy. Since the beginning of 2001, actions by the Federal Reserve Board have resulted in a series of five consecutive federal funds rate reductions totaling 250 basis points. Hence, the federal funds rate targeted by the Federal Reserve Board currently resides at 4.00%.

     The actions by the Federal Reserve Board have depressed yields on money market investments in which the Series' invests. For that reason, the yields on the Series have declined. The Advisor will continue to give primary attention to investment quality and liquidity in order to maintain the fund's minimal risk profile.
                                           Sincerely,
                                           OLDE CUSTODIAN FUND

                                           /s/ LISA FILDES
                                           Lisa S. Fildes
                                           President

                                 [BOTTOM LOGO]

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                            OLDE MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 38.34%
$ 9,000,000   CIT Group Incorporated, 4.930%, due 05/01/01................    $  9,000,000
  4,500,000   DaimlerChrysler N.A. Holding Corporation, 4.650%, due
              05/01/01....................................................       4,500,000
  8,000,000   Prudential Funding, 4.440%, due 05/07/01....................       7,994,080
  8,260,000   Household Finance Corporation, 4.450%, due 05/08/01.........       8,252,853
  8,320,000   American Express Credit Corporation, 4.520%, due 05/15/01...       8,305,375
  9,100,000   Countrywide Home Loans Incorporated, 4.500%, due 05/16/01...       9,082,938
  9,645,000   American General Finance Corporation, 4.370%, due
              05/21/01....................................................       9,621,584
  9,000,000   Countrywide Home Loans Incorporated, 4.450%, due 05/23/01          8,975,525
 10,000,000   Household Finance Corporation, 4.760%, due 05/25/01.........       9,968,267
  9,000,000   Deere & Company, 4.730%, due 05/29/01.......................       8,966,890
  3,355,000   G.E. Capital Corporation, 4.820%, due 06/01/01..............       3,341,075
  9,435,000   Prudential Funding, 4.740%, due 06/08/01....................       9,387,794
  3,825,000   Ford Motor Credit Company, 4.480%, due 06/20/01.............       3,801,200
 12,910,000   G.E. Capital Services, 4.620%, due 07/03/01.................      12,805,623
  9,640,000   G.E. Capital Services, 4.620%, due 07/10/01.................       9,553,401
 10,000,000   Bear Stearns Companies Incorporated, 4.200%, due 08/09/01...       9,883,333
 15,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 08/10/01
              (a).........................................................      15,000,000
 12,315,000   Bear Stearns Companies Incorporated, 4.220%, due 08/22/01...      12,151,874
  3,000,000   Unilever Capital Corporation, 5.110%, due 09/07/01 (a)......       3,000,000
  7,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 09/10/01
              (a).........................................................       7,000,000
 11,370,000   American General Finance Corporation, 4.170%, due
              09/13/01....................................................      11,192,202
 10,500,000   G.E. Capital Corporation, 4.150%, due 09/14/01..............      10,335,383
                                                                              ------------
                                                                               192,119,397
              YANKEE COMMERCIAL PAPER - 20.66%
  8,085,000   National Australia Funding DE, 4.990%, due 05/02/01.........       8,083,879
  7,890,000   National Australia Funding DE, 5.020%, due 05/03/01.........       7,887,800
  8,000,000   FCE Bank PLC, 4.480%, due 05/09/01..........................       7,992,036
  4,000,000   Deutsche Bank Financial Incorporated, 5.040%, due
              05/09/01....................................................       3,995,520
  9,915,000   FCE Bank PLC, 4.480%, due 05/10/01..........................       9,903,895
  3,325,000   Ford Motor Credit of Puerto Rico, 4.900%, due 05/17/01......       3,317,759
  7,500,000   John Deere Bank S.A., 4.850%, due 05/18/01..................       7,482,823
  8,000,000   Associates First Capital B.V., 4.800%, due 05/22/01.........       7,977,600
 12,000,000   ANZ Delaware Incorporated, 4.780%, due 05/30/01.............      11,953,793
  8,677,000   Toyota Motor Credit of Puerto Rico, 4.750%, due 06/13/01....       8,627,770
  5,500,000   FCE Bank PLC, 4.500%, due 06/20/01..........................       5,465,625
 10,000,000   Bills Securitisation Limited, 4.740%, due 06/21/01..........       9,932,850
 11,000,000   Bills Securitisation Limited, 4.690%, due 07/05/01..........      10,906,851
                                                                              ------------
                                                                               103,528,201

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
:
              SHORT TERM NOTES - 39.96%
$ 9,000,000   Chrysler Financial Corporation, 5.250%, due 05/04/01........    $  8,998,533
 10,000,000   First Union National Bank, 4.690%, due 05/14/01 (a).........      10,000,000
  7,000,000   CIT Group Incorporated, 5.033%, due 06/06/01 (a)............       6,999,665
  9,000,000   Citigroup Incorporated, 5.021%, due 06/06/01 (a)............       9,000,000
  4,000,000   J.P. Morgan & Company, 5.023%, due 06/06/01 (a).............       4,000,000
  5,000,000   Nationsbank N.A., 5.110%, due 06/11/01 (a)..................       5,000,357
 10,000,000   Goldman Sachs Group L.P., 5.158%, due 06/14/01 (a)..........      10,001,544
  8,000,000   Abbey National Treasury, 4.923%, due 06/15/01 (a)...........       7,999,323
  5,000,000   Merrill Lynch & Company, 5.013%, due 06/18/01 (a)...........       5,000,499
  6,000,000   Bank One N.A., 6.670%, due 07/05/01.........................       6,015,302
  7,000,000   CIT Group Incorporated, 4.974%, due 07/09/01 (a)............       7,002,374
  5,000,000   Merrill Lynch & Company, 5.116%, due 07/11/01 (a)...........       5,003,447
 15,000,000   Target Corporation, 4.890%, due 07/16/01 (a)................      15,005,201
  6,000,000   U.S. Bank N.A., 5.153%, due 07/16/01 (a)....................       6,001,577
  5,000,000   John Deere Capital Corporation, 4.560%, due 07/30/01 (a)....       5,002,842
  5,000,000   Associates Corporation of N.A., 6.750%, due 08/01/01........       4,998,908
 12,000,000   General Motors Acceptance Corporation, 4.940%, due 08/02/01
              (a).........................................................      12,008,010
  5,000,000   Ford Motor Credit Company, 5.193%, due 09/03/01 (a).........       5,001,545
  3,000,000   Merrill Lynch & Company, 5.113%, due 09/17/01 (a)...........       3,001,954
 10,000,000   Ford Motor Credit Company, 4.880%, due 10/15/01 (a).........      10,003,234
  5,000,000   Household Finance Corporation, 4.484%, due 10/25/01 (a).....       5,002,369
  7,000,000   National City Bank, 4.610%, due 11/06/01 (a)................       6,998,912
  7,000,000   National City Bank Indiana, 4.580%, due 01/11/02 (a)........       6,999,071
  2,000,000   Bank of America Corporation, 4.440%, due 01/28/02 (a).......       2,002,393
  9,160,000   Bank of America Corporation, 5.643%, due 02/20/02 (a).......       9,160,000
  6,000,000   American Honda Finance Corporation, 4.418%, due 02/25/02
              (a).........................................................       6,000,000
 10,000,000   Goldman Sachs Group L.P., 4.940%, due 03/21/02 (a)..........      10,000,000
  8,000,000   Merrill Lynch & Company, 5.056%, due 03/25/02 (a)...........       8,020,662
                                                                              ------------
                                                                               200,227,722
              U.S. GOVERNMENT AGENCY - 0.80%
  4,000,000   Student Loan Marketing Association, 4.101%, due 06/21/01
              (a).........................................................       4,000,000
                                                                              ------------
                                                                                 4,000,000
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.76%................     499,875,320
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.24%...       1,188,857
                                                                              ------------
                                                    NET ASSETS - 100%.....    $501,064,177
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2001.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                            OLDE MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................    $499,875,320
  Interest receivable.......................................       1,525,544
  Prepaid expenses..........................................          69,118
                                                                ------------
      TOTAL ASSETS..........................................     501,469,982
LIABILITIES:
  Dividends payable (Note 2)................................         218,134
  Accrued expenses..........................................          68,392
  Payable to OLDE Asset Management, Inc. ...................         119,279
                                                                ------------
      TOTAL LIABILITIES.....................................         405,805
                                                                ------------
NET ASSETS applicable to 501,064,177 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $501,064,177
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  501,064,177 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                            OLDE MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................     $$14,323,857
EXPENSES:
  Management fees...........................................       1,181,812
  Transfer agent fees.......................................         755,998
  Custodian fees............................................          15,385
  Professional fees.........................................          13,934
  Accounting fees...........................................           8,250
  Printing and postage......................................         102,051
  Trustee fees..............................................           4,525
  Insurance.................................................           3,727
  Registration costs........................................          52,353
  12b-1 distribution costs..................................          41,800
                                                                 -----------
      TOTAL EXPENSES........................................       2,179,835
                                                                 -----------
NET INVESTMENT INCOME.......................................     $12,144,022
                                                                 ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                            OLDE MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                              SIX MONTHS ENDED      YEAR ENDED
                                                               APRIL 30, 2001    OCTOBER 31, 2000
                                                              ----------------   ----------------
OPERATIONS:
  Net investment income.....................................   $  12,144,022     $    27,718,965
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................     (12,144,022)        (27,718,965)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................     805,519,252       2,368,294,074
  Net asset value of shares issued in reinvestment of
    dividends...............................................      11,699,389          25,976,545
                                                               -------------     ---------------
                                                                 817,218,641       2,394,270,619
  Cost of shares redeemed...................................    (770,636,425)     (2,427,555,473)
                                                               -------------     ---------------
  Net increase (decrease) in shareholders' equity from share
    transactions............................................      46,582,216         (33,284,854)
                                                               -------------     ---------------
NET INCREASE (DECREASE) IN SHAREHOLDERS' EQUITY.............      46,582,216         (33,284,854)
SHAREHOLDERS' EQUITY:
  At beginning of period....................................     454,481,961         487,766,815
                                                               -------------     ---------------
  At end of period..........................................   $ 501,064,177     $   454,481,961
                                                               =============     ===============

                            OLDE MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                    SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     APRIL 30, 2001       2000         1999         1998         1997
                                    ----------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................       $1.00           $1.00        $1.00        $1.00        $1.00
                                        --------        --------     --------     --------     --------
INVESTMENT OPERATIONS:
  Net investment income...........        0.0521          0.0564       0.0439       0.0476       0.0470
DISTRIBUTIONS:
  Dividends from net investment
    income........................       (0.0521)        (0.0564)     (0.0439)     (0.0476)     (0.0470)
                                        --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD....       $1.00           $1.00        $1.00        $1.00        $1.00
                                        ========        ========     ========     ========     ========
  Total return (annualized).......       +5.21%          +5.64%       +4.39%       +4.76%       +4.70%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)......................     $501,064        $454,482     $487,797     $455,916     $403,167
  Ratio of expenses to average net
    assets........................        0.92%           0.83%        0.90%        0.91%        0.95%
  Ratio of net investment income
    to average net assets.........        5.21%           5.64%        4.39%        4.76%        4.70%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                        OLDE PREMIUM MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              DOMESTIC COMMERCIAL PAPER - 32.92%
$ 7,615,000   Citibank Capital Markets Assets II LLC, 4.700%, due
              05/01/01....................................................    $  7,615,000
  3,500,000   DaimlerChrysler N.A. Holding Corporation, 4.650%, due
              05/01/01....................................................       3,500,000
  8,590,000   Prudential Funding, 4.440%, due 05/07/01....................       8,583,643
  8,880,000   Countrywide Home Loans Incorporated, 4.550%, due 05/10/01...       8,869,899
  8,755,000   Countrywide Home Loans Incorporated, 4.500%, due 05/11/01...       8,744,056
  5,545,000   American Express Credit Corporation, 5.030%, due 05/16/01...       5,533,379
  5,160,000   G.E. Capital Corporation, 4.820%, due 06/01/01..............       5,138,583
  3,480,000   CIT Group Incorporated, 4.780%, due 06/08/01................       3,462,442
 11,235,000   E.I. Dupont De Nemours & Company, 4.700%, due 06/22/01......      11,158,727
  9,415,000   G.E. Capital Services, 4.620%, due 07/03/01.................       9,338,880
  8,570,000   G.E. Capital Services, 4.620%, due 07/10/01.................       8,493,013
  9,000,000   Bear Stearns Companies Incorporated, 4.200%, due 08/09/01...       8,895,000
 10,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 08/10/01
              (a).........................................................      10,000,000
  8,825,000   Bear Stearns Companies Incorporated, 4.220%, due 08/22/01...       8,708,103
  5,000,000   Unilever Capital Corporation, 5.110%, due 09/07/01 (a)......       5,000,000
  5,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 09/10/01
              (a).........................................................       5,000,000
 10,000,000   G.E. Capital Corporation, 4.150%, due 09/14/01..............       9,843,222
                                                                              ------------
                                                                               127,883,947
              YANKEE COMMERCIAL PAPER - 22.31%
  7,000,000   National Australia Funding D.E., 4.990%, due 05/02/01.......       6,999,030
  8,305,000   National Australia Funding D.E., 4.990%, due 05/03/01.......       8,302,698
  6,000,000   Deutsche Bank Financial Incorporated, 5.040%, due
              05/09/01....................................................       5,993,280
  5,575,000   John Deere Bank S.A., 4.850%, due 05/15/01..................       5,564,485
  6,120,000   Ford Motor Credit of Puerto Rico, 4.900%, due 05/17/01......       6,106,672
  7,000,000   Bills Securitisation Limited, 4.800%, due 05/21/01..........       6,981,333
  7,275,000   Associates First Capital B.V., 4.800%, due 05/22/01.........       7,254,630
 11,390,000   Deutsche Bank Financial Incorporated, 4.780%, due
              05/23/01....................................................      11,356,729
  7,000,000   ANZ Delaware Incorporated, 4.780%, due 05/29/01.............       6,973,975
  8,035,000   FCE Bank PLC, 4.740%, due 06/07/01..........................       7,995,856
  6,230,000   FCE Bank PLC, 4.500%, due 06/20/01..........................       6,191,063
  7,000,000   Bills Securitisation Limited, 4.740%, due 06/21/01..........       6,952,995
                                                                              ------------
                                                                                86,672,746
              BANK OBLIGATIONS - 7.93%
  7,000,000   Bayerische Landesbank N.Y., 4.800%, due 05/16/01............       7,000,000
 10,000,000   Credit Suisse First Boston N.Y., 4.830%, due 05/30/01.......      10,000,000
  8,790,000   First Tennessee Bank N.A., 4.850%, due 05/31/01.............       8,791,019
  5,000,000   UBS AG Stamford, 6.910%, due 08/20/01.......................       4,999,568
                                                                              ------------
                                                                                30,790,587

 PRINCIPAL                                                                     AMORTIZED
  AMOUNT                                                                          COST
              SHORT TERM NOTES - 35.71%
$ 5,000,000   First Union National Bank, 4.690%, due 05/14/01 (a).........    $  5,000,000
  7,000,000   Merrill Lynch & Company, 7.370%, due 05/18/01...............       7,000,000
  5,000,000   CIT Group Incorporated, 5.033%, due 06/06/01 (a)............       4,999,760
  6,000,000   Citigroup Incorporated, 5.021%, due 06/06/01 (a)............       6,000,000
  3,000,000   J.P. Morgan & Company, 5.023%, due 06/06/01 (a).............       3,000,000
  7,000,000   Nationsbank N.A., 5.110%, due 06/11/01 (a)..................       7,000,500
  6,000,000   Abbey National Treasury, 4.923%, due 06/15/01 (a)...........       5,999,493
  4,000,000   Bank One N.A., 6.670%, due 07/05/01.........................       4,010,201
  5,000,000   CIT Group Incorporated, 4.938%, due 07/09/01 (a)............       5,001,695
 10,000,000   Target Corporation, 4.890%, due 07/16/01 (a)................      10,003,467
  9,000,000   U.S. Bank N.A., 5.153%, due 07/16/01 (a)....................       9,002,365
  4,000,000   Nationsbank Corporation, 4.818%, due 07/24/01 (a)...........       4,003,803
  5,000,000   General Motors Acceptance Corporation, 4.350%, due 07/27/01
              (a).........................................................       5,000,260
  5,000,000   John Deere Capital Corporation, 4.560%, due 07/30/01 (a)....       5,002,842
  8,000,000   General Motors Acceptance Corporation, 4.940%, due 08/02/01
              (a).........................................................       8,005,340
  5,000,000   Ford Motor Credit Company, 4.880%, due 10/15/01 (a).........       5,001,617
  5,100,000   General Motors Acceptance Corporation, 4.430%, due 10/22/01
              (a).........................................................       5,094,904
  5,000,000   Household Finance Corporation, 4.838%, due 10/25/01 (a).....       5,002,369
  5,000,000   National City Bank, 4.610%, due 11/06/01 (a)................       4,999,223
  6,500,000   Goldman Sachs Group L.P., 5.199%, due 11/19/01 (a)..........       6,505,593
  5,000,000   National City Bank Indiana, 4.580%, due 01/11/02 (a)........       4,999,336
  3,000,000   Bank of America Corporation, 4.440%, due 01/28/02 (a).......       3,003,589
  4,000,000   American Honda Finance Corporation, 4.175%, due 02/25/02
              (a).........................................................       4,000,000
  6,000,000   Goldman Sachs Group L.P., 4.940%, due 03/21/02 (a)..........       6,000,000
  5,055,000   Merrill Lynch & Company, 5.056%, due 03/25/02 (a)...........       5,068,056
                                                                              ------------
                                                                               138,704,413
              U.S. GOVERNMENT AGENCY - 0.77%
  3,000,000   Student Loan Marketing Association, 4.101%, due 06/21/01
              (a).........................................................       3,000,000
                                                                              ------------
                                                                                 3,000,000
                                                                              ------------
                                                    TOTAL INVESTMENTS -
                                                    99.64% ...............     387,051,693
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.36%
                                                    ......................       1,376,659
                                                                              ------------
                                                    NET ASSETS - 100% ....    $388,428,352
                                                                              ============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2001.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................    $387,051,693
  Cash......................................................           1,550
  Interest receivable.......................................       1,719,212
  Prepaid expenses..........................................          67,209
                                                                ------------
      TOTAL ASSETS..........................................     388,839,664
LIABILITIES:
  Dividends payable (Note 2)................................         187,145
  Accrued expenses..........................................         115,327
  Payable to OLDE Asset Management, Inc. ...................         108,840
                                                                ------------
      TOTAL LIABILITIES.....................................         411,312
                                                                ------------
NET ASSETS applicable to 388,428,352 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $388,428,352
                                                                ============
NET ASSET VALUE, offering and redemption price per share on
  388,428,352 shares of beneficial interest outstanding.....           $1.00
                                                                ============

                        OLDE PREMIUM MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................     $11,429,349
EXPENSES:
  Management fees...........................................         565,641
  Transfer agent fees.......................................         246,256
  Custodian fees............................................          10,860
  Professional fees.........................................          13,934
  Accounting fees...........................................           8,250
  Printing and postage......................................          29,809
  Trustee fees..............................................           3,620
  Insurance.................................................           3,057
  Registration costs........................................          42,330
  12b-1 distribution costs..................................          41,800
                                                                 -----------
      TOTAL EXPENSES........................................         965,557
                                                                 -----------
NET INVESTMENT INCOME.......................................     $10,463,792
                                                                 ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                        OLDE PREMIUM MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2001     OCTOBER 31, 2000
                                                                ----------------    ----------------
OPERATIONS:
  Net investment income.....................................     $  10,463,792      $    21,233,924
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................       (10,463,792)         (21,233,924)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................       426,506,192        1,002,253,967
  Net asset value of shares issued in reinvestment of
    dividends...............................................        10,181,758           20,151,536
                                                                 -------------      ---------------
                                                                   436,687,950        1,022,405,503
  Cost of shares redeemed...................................      (411,631,871)      (1,023,081,797)
                                                                 -------------      ---------------
  Net increase (decrease) in shareholders' equity from share
    transactions............................................        25,056,079             (676,294)
                                                                 -------------      ---------------
NET INCREASE (DECREASE) IN SHAREHOLDERS' EQUITY.............        25,056,079             (676,294)
SHAREHOLDERS' EQUITY:
  At beginning of period....................................       363,372,273          364,048,567
                                                                 -------------      ---------------
  At end of period..........................................     $ 388,428,352      $   363,372,273
                                                                 =============      ===============

                        OLDE PREMIUM MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                    SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                     APRIL 30, 2001       2000         1999         1998         1997
                                    ----------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..........................       $1.00           $1.00        $1.00        $1.00        $1.00
                                        --------        --------     --------     --------     --------
INVESTMENT OPERATIONS:
  Net investment income...........        0.0562          0.0591       0.0479       0.0519       0.0508
DISTRIBUTIONS:
  Dividends from net investment
    income........................       (0.0562)        (0.0591)     (0.0479)     (0.0519)     (0.0508)
                                        --------        --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD....       $1.00           $1.00        $1.00        $1.00        $1.00
                                        ========        ========     ========     ========     ========
  Total return (annualized).......       +5.62%          +5.91%       +4.79%       +5.19%       +5.08%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's
    omitted)......................     $388,428        $363,372     $364,049     $348,934     $289,963
  Ratio of expenses to average net
    assets........................        0.51%           0.51%        0.52%        0.50%        0.58%
  Ratio of net investment income
    to average net assets.........        5.62%           5.91%        4.79%        5.19%        5.08%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            SCHEDULE OF INVESTMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              DOMESTIC COMMERCIAL PAPER - 41.77%
$28,000,000   DaimlerChrysler N.A. Holding Corporation, 4.650%, due
              05/01/01....................................................    $   28,000,000
 39,730,000   Salomon Smith Barney Holdings Incorporated, 5.010%, due
              05/01/01....................................................        39,730,000
 50,000,000   Countrywide Home Loans Incorporated, 5.030%, due 05/01/01...        50,000,000
 33,770,000   Salomon Smith Barney Holdings Incorporated, 4.650%, due
              05/02/01....................................................        33,765,638
 40,000,000   American General Finance Corporation, 6.010%, due
              05/02/01....................................................        39,993,322
 38,265,000   CIT Group Incorporated, 5.000%, due 05/03/01................        38,254,371
 32,985,000   CIT Group Incorporated, 4.950%, due 05/04/01................        32,971,394
 35,040,000   Prudential Funding LLC, 4.440%, due 05/07/01................        35,014,070
 38,750,000   Countrywide Home Loans Incorporated, 4.500%, due 05/08/01...        38,716,094
 46,855,000   Countrywide Home Loans Incorporated, 4.480%, due 05/10/01...        46,802,522
 55,605,000   American Express Credit Corporation, 4.910%, due 05/11/01...        55,529,161
 25,000,000   American Express Credit Corporation, 5.030%, due 05/14/01...        24,954,590
 26,530,000   Goldman Sachs Group L.P., 4.970%, due 05/15/01..............        26,478,723
 35,645,000   American Express Credit Corporation, 5.030%, due 05/15/01...        35,575,275
 32,060,000   Household Finance Corporation, 4.840%, due 05/25/01.........        31,956,553
 50,000,000   Deere & Company, 4.730%, due 05/29/01.......................        49,816,055
 55,280,000   G.E. Capital Corporation, 4.820%, due 06/01/01..............        55,050,557
 30,615,000   Wells Fargo Financial Incorporated, 4.340%, due 06/08/01....        30,474,749
 21,500,000   Merrill Lynch & Company, 4.700%, due 06/14/01...............        21,376,494
 37,475,000   Morgan Stanley Dean Witter Discover, 4.730%, due 06/18/01...        37,238,658
 20,520,000   Ford Motor Credit Company, 4.480%, due 06/20/01.............        20,392,320
 35,000,000   Citibank Capital Markets Assets II LLC, 4.800%, due
              06/20/01....................................................        34,766,667
 38,765,000   E.I. Dupont De Nemours & Company, 4.700%, due 06/22/01......        38,501,829
 23,800,000   G.E. Capital Services, 4.620%, due 07/03/01.................        23,607,577
 50,000,000   G.E. Capital Corporation, 4.570%, due 07/06/01..............        49,581,083
 41,350,000   G.E. Capital Services, 4.620%, due 07/10/01.................        40,978,539
 50,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 08/10/01
              (a).........................................................        50,000,000
 50,685,000   Bear Stearns Companies Incorporated, 4.220%, due 08/22/01...        50,013,621
 22,000,000   Unilever Capital Corporation, 5.110%, due 09/07/01 (a)......        22,000,000
 38,000,000   Morgan Stanley Dean Witter Discover, 4.630%, due 09/10/01
              (a).........................................................        38,000,000
 44,090,000   American General Finance Corporation, 4.170%, due
              09/13/01....................................................        43,400,543
                                                                              --------------
                                                                               1,162,940,405
              YANKEE COMMERCIAL PAPER - 16.74%
 59,155,000   Deutsche Bank Financial Incorporated, 5.040%, due
              05/09/01....................................................        59,088,746
 19,000,000   Ford Motor Credit of Puerto Rico, 4.900%, due 05/17/01......        18,958,622
 60,000,000   Bills Securitisation Limited, 4.800%, due 05/21/01..........        59,840,000
 39,725,000   Associates First Capital B.V., 4.800%, due 05/22/01.........        39,613,770
 50,000,000   Deutsche Bank Financial Incorporated, 4.780%, due
              05/23/01....................................................        49,853,945
 47,920,000   FCE Bank PLC, 4.880%, due 05/24/01..........................        47,770,596
 40,015,000   UBS Finance Delaware, 4.790%, due 05/25/01..................        39,887,219
 40,000,000   ANZ Delaware Incorporated, 4.780%, due 05/31/01.............        39,840,667
 35,000,000   FCE Bank PLC, 4.500%, due 06/20/01..........................        34,781,250
 58,000,000   Bills Securitisation Limited, 4.740%, due 06/21/01..........        57,610,530
 19,000,000   Bills Securitisation Limited, 4.690%, due 07/05/01..........        18,839,107
                                                                              --------------
                                                                                 466,084,452

 PRINCIPAL                                                                      AMORTIZED
  AMOUNT                                                                           COST
              BANK OBLIGATIONS - 3.95%
$50,000,000   Bayerische Landesbank N.Y., 4.800%, due 05/16/01............    $   50,000,000
 40,000,000   Credit Suisse First Boston N.Y., 4.830%, due 05/30/01.......        40,000,000
 20,000,000   UBS AG Stamford, 6.910%, due 08/20/01.......................        19,998,271
                                                                              --------------
                                                                                 109,998,271
              SHORT TERM NOTES - 36.57%
  4,530,000   Chrysler Financial Corporation, 5.250%, due 05/04/01........         4,529,261
  8,870,000   General Motors Acceptance Corporation, 5.350%, due
              05/04/01....................................................         8,870,042
 35,000,000   First Union National Bank, 4.690%, due 05/14/01 (a).........        35,000,000
 20,000,000   American Express Centurion Bank, 5.009%, due 05/17/01 (a)...        19,999,903
 43,000,000   Merrill Lynch & Company, 7.370%, due 05/18/01...............        43,000,000
 19,475,000   Bank of America Corporation, 6.625%, due 05/30/01...........        19,467,995
 38,000,000   CIT Group Incorporated, 5.033%, due 06/06/01 (a)............        37,998,175
 55,000,000   Citigroup Incorporated, 5.021%, due 06/06/01 (a)............        54,999,710
 28,000,000   J.P. Morgan & Company, 5.023%, due 06/06/01 (a).............        28,000,000
 38,000,000   Nationsbank N.A., 5.110%, due 06/11/01 (a)..................        38,002,711
  8,000,000   Goldman Sachs Group L.P., 5.158%, due 06/14/01 (a)..........         8,001,235
 36,000,000   Abbey National Treasury, 4.923%, due 06/15/01 (a)...........        35,996,957
 13,000,000   Bank One Corporation, 4.495%, due 06/18/01 (a)..............        13,000,360
 24,500,000   Household Finance Corporation, 5.006%, due 06/22/01 (a).....        24,504,396
 10,000,000   Bank of America Corporation, 4.780%, due 07/12/01 (a).......        10,000,767
 14,000,000   Merrill Lynch & Company, 4.860%, due 07/16/01 (a)...........        14,006,144
 15,000,000   Target Corporation, 4.880%, due 07/16/01 (a)................        15,002,435
 75,000,000   Target Corporation, 4.890%, due 07/16/01 (a)................        75,026,006
  3,850,000   Associates Corporation of N.A., 6.750%, due 08/01/01........         3,849,160
 73,000,000   General Motors Acceptance Corporation, 4.940%, due 08/02/01
              (a).........................................................        73,048,729
 10,000,000   Ford Motor Credit Company, 5.193%, due 09/03/01 (a).........        10,003,090
  5,000,000   Bank of America N.A., 5.103%, due 09/06/01 (a)..............         5,001,196
 10,500,000   Bank of America Corporation, 5.500%, due 09/11/01 (a).......        10,506,616
 11,000,000   Ford Motor Credit Company, 5.124%, due 10/09/01 (a).........        11,013,151
 20,000,000   Wells Fargo Financial Incorporated, 4.595%, due 10/12/01
              (a).........................................................        19,997,380
 57,000,000   Ford Motor Credit Company, 4.880%, due 10/15/01 (a).........        57,023,463
 22,000,000   Household Finance Corporation, 5.160%, due 10/15/01 (a).....        22,041,382
 15,000,000   Household Finance Corporation, 4.484%, due 10/25/01 (a).....        15,007,105
 25,000,000   Household Finance Corporation, 4.550%, due 10/26/01 (a).....        25,022,538
 38,000,000   National City Bank, 4.610%, due 11/06/01 (a)................        37,994,097
 50,000,000   John Deere Capital Corporation, 5.338%, due 11/14/01 (a)....        49,992,174
 25,000,000   General Motors Acceptance Corporation, 5.720%, due 11/26/01
              (a).........................................................        25,051,241
 25,000,000   Goldman Sachs Group L.P., 4.680%, due 12/27/01 (a)..........        25,033,568
 38,000,000   National City Bank Indiana, 4.580%, due 01/11/02 (a)........        37,994,956
 35,000,000   Bank of America Corporation, 4.440%, due 01/28/02 (a).......        35,041,873
 15,000,000   American Honda Finance Corporation, 4.418%, due 02/25/02
              (a).........................................................        15,000,000
 44,000,000   Goldman Sachs Group L.P., 4.940%, due 03/21/02 (a)..........        44,000,000
 10,000,000   Merrill Lynch & Company, 5.004%, due 04/08/02 (a)...........        10,027,616
                                                                              --------------
                                                                               1,018,055,432
              U.S. GOVERNMENT AGENCY - 0.65%
 18,000,000   Student Loan Marketing Association, 4.101%, due 06/21/01
              (a).........................................................        18,000,000
                                                                              --------------
                                                                                  18,000,000
                                                                              --------------
                                                    TOTAL INVESTMENTS -
                                                    99.68% ...............     2,775,078,560
                                                    OTHER ASSETS LESS
                                                    LIABILITIES - 0.32%...         8,901,329
                                                                              --------------
                                                    NET ASSETS - 100% ....    $2,783,979,889
                                                                              ==============

  (a) - Variable rate securities. The rates shown are the current rates as of
                                April 30, 2001.

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2001
                                  (UNAUDITED)

ASSETS:
  Investments at amortized cost (Note 1)....................    $2,775,078,560
  Cash......................................................             3,548
  Interest receivable.......................................        10,936,984
  Prepaid expenses..........................................            91,092
                                                                --------------
      TOTAL ASSETS..........................................     2,786,110,184
LIABILITIES:
  Dividends payable (Note 2)................................         1,414,944
  Accrued expenses..........................................           266,453
  Payable to OLDE Asset Management..........................           448,898
                                                                --------------
      TOTAL LIABILITIES.....................................         2,130,295
                                                                --------------
NET ASSETS applicable to 2,783,979,889 outstanding shares,
  unlimited number of shares authorized, $0.01 par value....    $2,783,979,889
                                                                ==============
NET ASSET VALUE, offering and redemption price per share on
  2,783,979,889 shares of beneficial interest outstanding...             $1.00
                                                                ==============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED APRIL 30, 2001
                                  (UNAUDITED)

INTEREST INCOME (Note 1):...................................       $81,767,174
EXPENSES:
  Management fees...........................................         2,020,016
  Transfer agent fees.......................................           284,549
  Custodian fees............................................            64,864
  Professional fees.........................................            13,934
  Accounting fees...........................................             8,250
  Printing and postage......................................            27,150
  Trustee fees..............................................            24,435
  Insurance.................................................            10,522
  Registration costs........................................            82,621
  12b-1 distribution costs..................................           856,548
                                                                   -----------
      TOTAL EXPENSES........................................         3,392,889
                                                                   -----------
Expenses waived and reimbursed..............................          (699,478)
                                                                   -----------
  NET EXPENSES..............................................         2,693,411
                                                                   -----------
NET INVESTMENT INCOME.......................................       $79,073,763
                                                                   ===========

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                SIX MONTHS ENDED       YEAR ENDED
                                                                 APRIL 30, 2001     OCTOBER 31, 2000
                                                                ----------------    ----------------
OPERATIONS:
  Net investment income.....................................    $    79,073,763     $   154,883,280
DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income.....................................        (79,073,763)       (154,883,280)
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
  Proceeds from sales of shares.............................      2,079,876,427       4,358,953,293
  Net asset value of shares issued in reinvestment of
    dividends...............................................         77,564,974         149,213,057
                                                                ---------------     ---------------
                                                                  2,157,441,401       4,508,166,350
  Cost of shares redeemed...................................     (1,974,424,680)     (4,555,653,912)
                                                                ---------------     ---------------
  Net increase (decrease) in shareholders' equity from share
    transactions............................................        183,016,721         (47,487,562)
                                                                ---------------     ---------------
NET INCREASE (DECREASE) CHANGE IN SHAREHOLDERS' EQUITY......        183,016,721         (47,487,562)
SHAREHOLDERS' EQUITY:
  At beginning of period....................................      2,600,963,168       2,648,450,730
                                                                ---------------     ---------------
  At end of period..........................................    $ 2,783,979,889     $ 2,600,963,168
                                                                ===============     ===============

                     OLDE PREMIUM PLUS MONEY MARKET SERIES
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

For a share of capital stock outstanding throughout each period:

                                 SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                  APRIL 30, 2001       2000         1999         1998         1997
                                 ----------------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD.......................        $1.00           $1.00        $1.00        $1.00        $1.00
                                    ----------      ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
  Net investment income........         0.0596          0.0624       0.0512       0.0548       0.0552
DISTRIBUTIONS:
  Dividends from net investment
    income.....................        (0.0596)        (0.0624)     (0.0512)     (0.0548)     (0.0552)
                                    ----------      ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
  PERIOD.......................        $1.00           $1.00        $1.00        $1.00        $1.00
                                    ==========      ==========   ==========   ==========   ==========
  Total return (annualized)....        +5.96%          +6.24%       +5.12%       +5.48%       +5.52%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000's omitted)............     $2,783,980      $2,600,963   $2,648,451   $2,399,144   $2,067,279
  Ratio of net expenses to
    average net assets.........         0.20%           0.20%        0.20%        0.20%        0.14%
  Ratio of total expenses to
    average net assets.........         0.25%           0.26%        0.26%        0.26%        0.27%
  Ratio of net investment
    income to average net
    assets.....................         5.96%           6.24%        5.48%        5.48%        5.52%

                            See accompanying notes.

--------------------------------------------------------------------------------
                              OLDE CUSTODIAN FUND
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2001
                                  (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
OLDE Custodian Fund (the Fund) is a business trust established under the laws of Massachusetts and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. Three series of the Fund are currently offered for sale: OLDE Money Market Series, OLDE Premium Money Market Series and OLDE Premium Plus Money Market Series.

NATURE OF OPERATIONS
The investment objective of each series is maximum current income, consistent with preservation of capital and liquidity.

SECURITY VALUATION
The Fund utilizes the amortized cost method to determine the carrying value of its investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates the market value. Since the Fund's portfolio investments are valued at amortized cost, there will normally not be any unrealized gains or losses on such investments. However, should the carrying value of the Fund's investment deviate significantly from market value, the Board of Trustees could decide to value the investments at market value.

Investment securities purchases and sales are accounted for on a trade-date basis.

INTEREST INCOME
Interest income is recorded daily on the accrual basis, adjusted for amortization of premium and accretion of discount.

EXPENSES
Expenses of each series are accrued daily.

USE OF ACCOUNTING ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. DIVIDENDS TO SHAREHOLDERS
On each day the New York Stock Exchange is open for business, the Fund declares dividends of its daily net investment income to shareholders of record prior to the declaration.

Each series calculates its dividends based on its daily net investment income. For this purpose, the net investment income of each series consists of (1) accrued interest income adjusted for amortized discount or premium, (2) any short-term realized gains or losses on investments, and (3) a deduction for accrued expenses allocated to that series.

3. FEDERAL INCOME TAXES
The Internal Revenue Code of 1986, as amended, treats each series of the Fund as a separate regulated investment company. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

4. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory Agreement with OLDE Asset Management, Inc. (the Adviser). Under the current agreement, the Adviser receives a monthly management fee equal to an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.50%
OLDE Premium Money Market Series                                           0.30%
OLDE Premium Plus Money Market Series                                      0.15%

The Advisory Agreement also provides for the Adviser to reimburse a series for the aggregate expenses of a series (excluding taxes, brokerage fees, and, to the extent permitted by state securities laws, extraordinary expenses) which exceed 2% of its first

$10 million in assets, 1 1/2% of the next $20 million and 1% of assets in excess of $30 million.

The Fund has an Accounting Service Agreement with the Advisor. Under the current agreement, the Adviser receives a fixed fee of $1,375 per month for each series.

The Fund has a Shareholder Services Agreement with H&R Block Financial Advisors, Inc. (HRBFA). Under the current agreement, HRBFA receives a fixed fee of $24 per beneficial account per annum.

The Fund has an Underwriting Agreement with HRBFA. As underwriter for the Fund, HRBFA received no commissions for the six months ended April 30, 2001. For the six months ended April 30, 2001, the Fund made no direct payments to its officers and affiliated trustees and incurred trustee fees of $32,580 to unaffiliated trustees.

Effective January 1, 1997 through June 30, 2001, the Adviser has voluntarily agreed to limit expenses of this Series to no more than .25% of average net assets. The Adviser may, in its discretion, reimburse additional expenses of the Series. For the six months ended April 30, 2001, the Series incurred total expenses of $3,392,889. HRBFA waived 12b-1 expenses of $699,478.

5. DISTRIBUTION ASSISTANCE
Under a Plan and Agreement of Distribution pursuant to Rule 12b-1 of the Investment Company Act of 1940, HRBFA Discount is entitled to reimbursement of certain expenses of distribution in an amount not to exceed an annual rate of the average daily net asset value of each series in accordance with the following schedule:

OLDE Money Market Series                                                   0.25%
OLDE Premium Money Market Series                                           0.15%
OLDE Premium Plus Money Market Series                                      0.15%

For the six months ended April 30, 2001, the annualized percentage rate of 12b-1 expense was (.02% for OLDE Money Market Series, .02% for OLDE Premium Money Market Series and .06% for OLDE Premium Plus Money Market Series.)

6. INVESTMENT SECURITIES TRANSACTIONS
Investment securities transactions for the six months ended April 30, 2001 are as follows:

  OLDE Money Market Series:
    Purchases: $1,601,568,558
    Sales (including maturities):  $1,559,369,448
  OLDE Premium Money Market Series:
    Purchases:  $1,213,370,108
    Sales (including maturities):  $1,192,225,000
  OLDE Premium Plus Money Market Series:
    Purchases:  $8,033,261,195
    Sales (including maturities):  $7,879,763,000

7. BANK LINE OF CREDIT
At April 30, 2001 a secured line of credit in the amount of $10,000,000 was available to the Fund. This line of credit is cancelable by the bank. Advances under the line bear interest at the federal funds rate plus 1/2%. There have been no borrowings under this line as of April 30, 2001.

8. SUBSEQUENT EVENT (UNAUDITED)
The Fund's distributor, HRBFA, has informed the Board of Trustees of a proposed plan whereby HRBFA would offer new money market account investment choices to its customers. As proposed, the plan would involve a conversion of shares from the three Series of the OLDE Custodian Fund to one of several classes of money market shares managed by another fund provider. The proposed plan is currently under discussion and it is anticipated the conversion would occur no earlier than August 31, 2001.

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